                                   ARMADA FUNDS

         Supplement dated July 2, 1999, to the Armada Money Market Series
           Statement of Additional Information dated September 15, 1998

   THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION. IT SHOULD BE RETAINED AND READ IN
            CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION.

     Before the "Shareholder and Trustee Liability" sub-section on page 25, the following sub-section, "Trustee Deferred Compensation Plan", is inserted.

TRUSTEE DEFERRED COMPENSATION PLAN

     The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees invested by the Plan administrator in 91-day U.S. Treasury Bills, initially, or upon implementation of the "shares option", and treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust or Parkstone Group of Funds. The amount paid to the Trustee under the Plan will be determined based on the performance of such investments.

     Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any Trustee or pay any particular level of compensation to a Trustee. The Trust may invest in underlying securities without shareholder approval.

                                  ARMADA FUNDS

           Supplement dated July 2, 1999, to the Armada Equity Series Statement of Additional Information dated September 18, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
   THE STATEMENT OF ADDITIONAL INFORMATION. IT SHOULD BE RETAINED AND READ IN
           CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION.

     After the Compensation Table on page 22, the following sub-section, "Trustee Deferred Compensation Plan", is inserted.

TRUSTEE DEFERRED COMPENSATION PLAN

     The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees invested by the Plan administrator in 91-day U.S. Treasury Bills, initially, or upon implementation of the "shares option", and treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust or Parkstone Group of Funds. The amount paid to the Trustee under the Plan will be determined based on the performance of such investments.

     Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any Trustee or pay any particular level of compensation to a Trustee. The Trust may invest in underlying securities without shareholder approval.

                                  ARMADA FUNDS

         Supplement dated July 2, 1999, to the Armada Tax Exempt Series
          Statement of Additional Information dated September 18, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
   THE STATEMENT OF ADDITIONAL INFORMATION. IT SHOULD BE RETAINED AND READ IN
           CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION.

     After the Compensation Table on page 28, the following sub-section, "Trustee Deferred Compensation Plan", is inserted.

TRUSTEE DEFERRED COMPENSATION PLAN

     The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees invested by the Plan administrator in 91-day U.S. Treasury Bills, initially, or upon implementation of the "shares option", and treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust or Parkstone Group of Funds. The amount paid to the Trustee under the Plan will be determined based on the performance of such investments.

     Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any Trustee or pay any particular level of compensation to a Trustee. The Trust may invest in underlying securities without shareholder approval.

                                  ARMADA FUNDS

           Supplement dated July 2, 1999, to the Armada Income Series Statement of Additional Information dated September 18, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
   THE STATEMENT OF ADDITIONAL INFORMATION. IT SHOULD BE RETAINED AND READ IN
           CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION.

     After the Compensation Table on page 20, the following sub-section, "Trustee Deferred Compensation Plan", is inserted.

TRUSTEE DEFERRED COMPENSATION PLAN

     The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees invested by the Plan administrator in 91-day U.S. Treasury Bills, initially, or upon implementation of the "shares option", and treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust or Parkstone Group of Funds. The amount paid to the Trustee under the Plan will be determined based on the performance of such investments.

     Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any Trustee or pay any particular level of compensation to a Trustee. The Trust may invest in underlying securities without shareholder approval.

                                  ARMADA FUNDS

     Supplement dated July 2, 1999, to the Armada Balanced Allocation Fund
          Statement of Additional Information dated September 18, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
   THE STATEMENT OF ADDITIONAL INFORMATION. IT SHOULD BE RETAINED AND READ IN
           CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION.

     Before the "Shareholder and Trustee Liability" sub-section on page 22, the following sub-section, "Trustee Deferred Compensation Plan", is inserted.

TRUSTEE DEFERRED COMPENSATION PLAN

     The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees invested by the Plan administrator in 91-day U.S. Treasury Bills, initially, or upon implementation of the "shares option", and treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust or Parkstone Group of Funds. The amount paid to the Trustee under the Plan will be determined based on the performance of such investments.

     Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any Trustee or pay any particular level of compensation to a Trustee. The Trust may invest in underlying securities without shareholder approval.